Allowance for Credit Losses - Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023		Dec. 31, 2022		Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Allowance for loan losses
Individually evaluated for impairment				$ 239				$ 7,679
Collectively evaluated for impairment				20,800				24,030
Total ending allowance balance	$ 25,919	$ 25,704	[1]	21,039	[1]	$ 23,362	$ 29,061	31,709
Loan balance:
Individually evaluated for impairment				9,069				30,784
Collectively evaluated for impairment				1,878,152				1,714,289
Total ending loan balance	2,000,969	1,951,738		1,887,221				1,745,073
Commercial real estate
Allowance for loan losses
Individually evaluated for impairment				41				7,558
Collectively evaluated for impairment				15,436				17,554
Total ending allowance balance	18,639	18,409		15,477		15,548	22,773	25,112
Loan balance:
Individually evaluated for impairment				331				20,110
Collectively evaluated for impairment				1,108,984				1,011,531
Total ending loan balance	1,198,840	1,154,210		1,109,315				1,031,641
Owner-occupied commercial real estate
Allowance for loan losses
Individually evaluated for impairment				102				14
Collectively evaluated for impairment				533				597
Total ending allowance balance	719	556		635		724	663	611
Loan balance:
Individually evaluated for impairment				2,580				2,843
Collectively evaluated for impairment				124,534				122,770
Total ending loan balance	124,466	125,657		127,114				125,613
Acquisition, construction & development
Allowance for loan losses
Individually evaluated for impairment				0				0
Collectively evaluated for impairment				2,082				3,369
Total ending allowance balance	1,319	1,852		2,082		3,607	2,316	2,189
Loan balance:
Individually evaluated for impairment				0				0
Collectively evaluated for impairment				94,450				109,518
Total ending loan balance	92,730	99,886		94,450				109,518
Commercial & industrial
Allowance for loan losses
Individually evaluated for impairment				0				0
Collectively evaluated for impairment				438				160
Total ending allowance balance	612	700		438		214	113	165
Loan balance:
Individually evaluated for impairment				0				0
Collectively evaluated for impairment				53,514				58,818
Total ending loan balance	59,142	50,101		53,514				58,818
Single family residential (1-4 units)
Allowance for loan losses
Individually evaluated for impairment				96				107
Collectively evaluated for impairment				2,283				2,327
Total ending allowance balance	4,520	4,030		2,379		1,519	1,451	2,434
Loan balance:
Individually evaluated for impairment				6,158				7,831
Collectively evaluated for impairment				493,204				407,763
Total ending loan balance	522,944	518,775		499,362				415,594
Consumer non-real estate and other
Allowance for loan losses
Individually evaluated for impairment				0				0
Collectively evaluated for impairment				28				23
Total ending allowance balance	110	157		28		19	14	18
Loan balance:
Individually evaluated for impairment				0				0
Collectively evaluated for impairment				3,466				3,889
Total ending loan balance	2,847	3,109		3,466				3,889
Unallocated reserve
Allowance for loan losses
Individually evaluated for impairment				0
Collectively evaluated for impairment				0
Total ending allowance balance	$ 0	$ 0		0		$ 1,731	$ 1,731	$ 1,180
Loan balance:
Individually evaluated for impairment				0
Collectively evaluated for impairment				0
Total ending loan balance				$ 0

[1]	Amount at March 31, 2023, reflects the impact of adopting Accounting Standards update 2016-13 - Financial Instruments - Credit Losses, which is commonly referred to as the Current Expected Credit Losses (CECL) standard, and our transition from an incurred loss methodology for these reserves to an expected credit loss methodology. Prior period amounts represent Allowance for Loan and Lease Losses (ALLL) under the incurred loss methodology. See Note 1 - Nature of Business Activities and Significant Accounting Policies in Notes to Consolidated Financial Statements for additional information related to our adoption of this standard.